Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity securities ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 35,431
Accumulated impairments and downward adjustments	(1,688)
Accumulated upward adjustments	18
Impairments and downward adjustments	(159)
Upward adjustments	¥ 18